Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Accounts Receivable Abstract
Accounts receivable	¥ 11,975	$ 1,640	¥ 15,785
Less: allowance for expected credit loss	(1,601)	(219)	(37)	$ (5)
Accounts receivable and allowance for expected credit loss	¥ 10,374	$ 1,421	¥ 15,748